Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,876,708	$ 19,032,392
Marketable securities	11,830,252
Accounts receivable, net	780,237	100,769
Inventory	18,734,294
Other current assets	2,948,717	20,859
Total current assets	38,170,208	19,154,020
Property, plant and equipment, net of accumulated depreciation	22,847,854	1,514
Goodwill	4,422,928
Intangibles, net	3,764,063
Other assets	617,795
Total assets	69,822,848	19,155,534
Current liabilities:
Accounts payable - trade	10,471,121	409,643
Accounts payable - related party	181,858	416,670
Line of credit payable	9,806,002	22,653
Accrued commissions	3,740,846
Deferred revenue	1,661,851	60,548
Current portion of long-term debt	1,128,674
Other current liabilities	7,881,994	18,375
Total current liabilities	34,872,346	927,889
Long-term debt	25,594,722	20,041,644
Other long-term liabilities	499,640
Total liabilities	60,966,708	20,969,533
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.001 per share, 500,000 authorized - 0 - issued and outstanding
Common stock, par value $0.0001 per share, 250,000,000 and 24,500,000 shares authorized; 24,356,989 and 24,385,617 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	2,436	48,771
Additional paid-in capital	14,408,770	2,738,274
Accumulated other comprehensive loss	(767,569)
Accumulated deficit	(13,085,777)	(4,554,712)
Total stockholders' equity (deficit) attributable to common stockholders	557,860	(1,813,999)
Stockholders' equity attributable to noncontrolling interest	8,298,280
Total stockholders' equity	8,856,140	(1,813,999)
Total liabilities and stockholders' equity	$ 69,822,848	$ 19,155,534